KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communications - 4.7%
Entertainment Content - 1.5%
Walt Disney Company (The) (a)	935	$ 169,515

Internet Media & Services - 2.1%
Alphabet, Inc. - Class A (a)	79	228,622

Telecommunications - 1.1%
Iridium Communications, Inc. (a)	2,715	120,845

Consumer Discretionary - 7.0%
Apparel & Textile Products - 3.0%
adidas AG - ADR	991	175,903
Levi Strauss & Company - Class A	5,725	150,052
		325,955
Automotive - 2.6%
Cie Generale des Etablissements Michelin - ADR	4,830	156,202
Lightning eMotors, Inc. (a)	8,050	72,852
NIO, Inc. - ADR (a)	1,400	55,034
		284,088
Home & Office Products - 1.4%
Panasonic Corporation - ADR	13,355	160,260

Consumer Staples - 10.5%
Food - 2.5%
Hershey Company (The)	865	153,710
McCormick & Company, Inc.	1,450	125,121
		278,831
Household Products - 4.1%
Clorox Company (The)	945	158,807
L'Oreal S.A. - ADR	1,160	108,924
Procter & Gamble Company (The)	1,260	179,412
		447,143
Retail - Consumer Staples - 3.9%
Sprouts Farmers Market, Inc. (a)	5,485	136,576
Target Corporation	755	186,470

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Consumer Staples - 10.5% (Continued)
Retail - Consumer Staples - 3.9% (Continued)
Walmart, Inc.	725	$ 107,373
		430,419
Energy - 12.1%
Oil & Gas Producers - 2.4%
Equinor ASA - ADR	6,549	138,773
TotalEnergies SE - ADR	2,700	119,583
		258,356
Renewable Energy - 9.7%
Canadian Solar, Inc. (a)	4,365	161,374
Enphase Energy, Inc. (a)	1,325	230,192
First Solar, Inc. (a)	2,955	277,770
JinkoSolar Holding Company Ltd. - ADR (a)	1,225	60,270
Plug Power, Inc. (a)	4,400	114,664
Shoals Technologies Group, Inc. - Class A (a)	4,975	162,036
SolarEdge Technologies, Inc. (a)	215	62,303
		1,068,609
Financials - 10.6%
Banking - 6.7%
Bank of Montreal	1,630	162,218
BNP Paribas S.A. - ADR	5,717	180,886
Citigroup, Inc.	1,465	105,348
HSBC Holdings plc - ADR	4,805	127,044
ING Groep N.V. - ADR	11,528	158,856
		734,352
Institutional Financial Services - 3.9%
Credit Suisse Group AG - ADR (a)	18,150	191,845
Goldman Sachs Group, Inc. (The)	580	239,836
		431,681
Health Care - 9.9%
Biotech & Pharma - 9.9%
AbbVie, Inc.	1,390	167,884
AstraZeneca plc - ADR	2,395	139,581
Merck & Company, Inc.	1,455	111,002
Novo Nordisk A/S - ADR	1,795	179,446
Pfizer, Inc.	3,215	148,115

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Health Care - 9.9% (Continued)
Biotech & Pharma - 9.9% (Continued)
Roche Holding AG - ADR	3,559	$ 178,733
Sanofi - ADR	3,190	165,178
		1,089,939
Industrials - 13.8%
Commercial Support Services - 1.5%
Waste Management, Inc.	1,047	162,400

Diversified Industrials - 2.0%
General Electric Company	1,095	115,424
Pentair plc	1,405	108,410
		223,834
Electrical Equipment - 1.7%
Trimble, Inc. (a)	1,920	180,902

Engineering & Construction - 1.1%
Stantec, Inc.	2,425	117,152

Machinery - 4.6%
CNH Industrial N.V.	9,325	153,769
Deere & Company	640	241,939
GrafTech International Ltd.	10,050	111,254
		506,962
Transportation & Logistics - 2.9%
A.P. Moller-Maersk A/S - B Shares - ADR	10,795	153,721
Deutsche Post AG - ADR	2,341	165,181
		318,902
Materials - 16.0%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	395	106,456
Koninklijke DSM N.V. - ADR	2,245	119,681
Mosaic Company (The)	4,475	144,006
		370,143
Construction Materials - 4.8%
CRH plc - ADR	2,065	109,693
Holcim Ltd. - ADR (a)	13,002	147,442

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Materials - 16.0% (Continued)
Construction Materials - 4.8% (Continued)
Owens Corning	1,725	$ 164,824
Vulcan Materials Company	600	111,558
		533,517
Forestry, Paper & Wood Products - 1.0%
Trex Company, Inc. (a)	989	108,553

Metals & Mining - 5.8%
Fortescue Metals Group Ltd. - ADR	5,775	175,214
Freeport-McMoRan, Inc.	4,496	163,609
Livent Corporation (a)	4,400	109,428
Newmont Corporation	3,177	184,234
		632,485
Steel - 1.0%
Commercial Metals Company	3,350	109,277

Real Estate - 2.0%
REITs - 2.0%
Prologis, Inc.	825	111,095
Weyerhaeuser Company	3,000	108,000
		219,095
Technology - 9.8%
Semiconductors - 4.6%
Intel Corporation	2,010	108,660
NVIDIA Corporation	1,220	273,097
Semtech Corporation (a)	1,765	123,409
		505,166
Software - 4.4%
Microsoft Corporation	855	258,108
SAP SE - ADR	1,130	169,658
Synopsys, Inc. (a)	185	61,464
		489,230
Technology Hardware - 0.8%
Sony Group Corporation - ADR	810	83,803

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.6% (Continued)	Shares	Value
Utilities - 3.2%
Electric & Gas Marketing & Trading - 2.3%
Orsted A/S - ADR	4,610	$ 245,160

Electric Utilities - 0.9%
Enel S.p.A. - ADR	11,300	102,152

Total Common Stocks (Cost $8,988,691)		$ 10,937,348

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $32,815)	32,815	$ 32,815

Investments at Value - 99.9% (Cost $9,021,506)		$ 10,970,163

Other Assets in Excess of Liabilities - 0.1%		12,347

Net Assets - 100.0%		$ 10,982,510

ADR	- American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2021.